Union Contracts	3 Months Ended
Mar. 31, 2014
Union Contracts [Abstract]
Union Contracts
Union Contracts

In February 2014, members of the United Steelworkers, Local 169, ratified a three-year labor agreement covering approximately 280 employees at the Mansfield Works. The new agreement expires on March 31, 2017. The existing contract had been scheduled to expire March 31, 2014.

An agreement with the International Association of Machinists and Aerospace Workers, Local 1943, which represents approximately 1,650 employees at the Middletown Works, is scheduled to expire on September 15, 2014. An agreement with the USWA, Local 1915, which represents approximately 100 employees at AK Tube in Walbridge, Ohio, is scheduled to expire on January 22, 2015. An agreement with the USWA, Local 1865, which represents approximately 820 employees at the Ashland Works, is scheduled to expire on March 1, 2015.